Consolidated Statements of Comprehensive Income - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Interest and fees income	¥ 1,731,352,575	¥ 1,815,773,980	¥ 1,854,823,409
Interest expenses on interest-bearing borrowings	(784,776,537)	(775,565,615)	(731,315,365)
Net interest and fees income	946,576,038	1,040,208,365	1,123,508,044
Net revenue under the commercial bank partnership model	57,551,005	107,072
Collaboration cost for sales partners	(320,826,549)	(425,736,650)	(415,104,428)
Net interest and fees income after collaboration cost	683,300,494	614,578,787	708,403,616
Provision for credit losses	(238,084,863)	298,467,893	(77,348,480)
Net interest and fees income after collaboration cost and provision for credit losses	445,215,631	913,046,680	631,055,136
Realized gains on sales of investments, net	20,566,672	19,170,436	20,153,659
Net losses on sales of loans	(44,554,948)	(479,584,775)	(50,606,487)
Other gains, net	89,914,038	22,061,842	9,760,472
Total non-interest (losses)/income	65,925,762	(438,352,497)	(20,692,356)
Operating expenses
Employee compensation and benefits	(197,035,872)	(211,168,519)	(190,374,014)
Share-based compensation expenses	(5,774,266)	(18,766,367)	(62,073,367)
Taxes and surcharges	(35,890,761)	(35,729,101)	(49,452,609)
Operating lease cost	(13,966,943)	(14,764,364)	(21,719,042)
Other expenses	(85,889,497)	(100,500,388)	(124,042,182)
Total operating expenses	(338,557,339)	(380,928,739)	(447,661,214)
Income before income tax expense	172,584,054	93,765,444	162,701,566
Income tax expense	(37,232,643)	(28,557,980)	(47,849,040)
Net income	¥ 135,351,411	¥ 65,207,464	¥ 114,852,526
Earnings per share
Basic (in Yuan Renminbi per share)	¥ 0.1	¥ 0.05	¥ 0.08
Diluted (in Yuan Renminbi per share)	¥ 0.09	¥ 0.05	¥ 0.08
Other comprehensive (losses)/income
Net unrealized losses on investment securities			¥ (171,040)
Foreign currency translation adjustment	15,181,518	(6,936,969)	(16,166,094)
Comprehensive income	150,532,929	58,270,495	98,515,392
Less: net income attributable to non-controlling interests	970,379
Total comprehensive income attributable to ordinary shareholders	¥ 149,562,550	¥ 58,270,495	¥ 98,515,392